UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)



                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        --------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                         ------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31
                         --------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                           The Perkins Discovery Fund
              SCHEDULE OF INVESTMENTS at June 30, 2006 (unaudited)

      Shares                                                           Value
      ------                                                           -----
               COMMON STOCKS: 71.6%
               CAPITAL GOODS: 1.1%
      10,000   BTU International, Inc.*<F1>                       $   135,700
                                                                  -----------
               CHEMICALS: 1.6%
      25,000   KMG Chemicals, Inc.                                    193,000
                                                                  -----------
               COMMERCIAL SERVICES & SUPPLIES: 6.2%
      30,000   Cash Systems, Inc.*<F1>                                218,700
      35,000   National Technical Systems, Inc.*<F1>                  231,000
      14,500   UTEK Corp.                                             290,725
                                                                  -----------
                                                                      740,425
                                                                  -----------
               COMPUTERS: 0.7%
      40,000   HEI, Inc.*<F1>                                          86,800
                                                                  -----------
               CONSUMER DURABLES & APPAREL: 1.3%
      16,500   Cobra Electronics Corp.                                155,595
                                                                  -----------
               HEALTH CARE EQUIPMENT & SUPPLIES: 7.3%
      60,000   I-trax, Inc.*<F1>                                      187,800
      10,000   Micrus Endovascular Corp.*<F1>                         120,600
      40,000   Sonic Innovations, Inc.*<F1>                           180,000
      25,000   Spectranetics Corp.*<F1>                               268,000
     110,000   SpectraScience, Inc.*<F1>                              119,900
                                                                  -----------
                                                                      876,300
                                                                  -----------
               HEALTH CARE - PRODUCTS: 11.4%
     150,000   CardioGenesis Corp.*<F1>                                58,500
      50,000   Cardiotech International, Inc.*<F1>                     98,000
      17,500   Cholestech Corp.*<F1>                                  222,250
      40,000   Criticare Systems, Inc.*<F1>                           159,200
       4,500   HYPERTENSION DIAGNOSTICS, INC.*<F1>                      1,170
      37,500   IntegraMed America, Inc.*<F1>                          373,125
      35,000   MEDTOX Scientific, Inc.*<F1>                           325,500
      12,500   Span-America Medical Systems, Inc.                     136,250
                                                                  -----------
                                                                    1,373,995
                                                                  -----------
               HEALTH CARE - SERVICES: 6.7%
      25,000   American Shared Hospital Services                      152,750
      40,000   Bio-Imaging Technologies, Inc.*<F1>                    164,800
       7,500   CorVel Corp.*<F1>                                      187,500
      40,000   Digital Angel Corp.*<F1>                               124,400
     100,000   Health Fitness Corp.*<F1>                              180,000
                                                                  -----------
                                                                      809,450
                                                                  -----------
               HOTELS, RESTAURANTS & LEISURE: 1.4%
      35,000   Youbet.com, Inc.*<F1>                                  169,050
                                                                  -----------
               INTERNET: 3.2%
     100,000   I-many, Inc.*<F1>                                      240,000
      15,000   Stellent, Inc.                                         143,250
                                                                  -----------
                                                                      383,250
                                                                  -----------
               LEISURE EQUIPMENT & PRODUCTS: 1.1%
      15,000   Nature Vision, Inc.*<F1>                               127,500
                                                                  -----------
               MATERIALS: 1.8%
      70,000   PolyMet Mining Corp.*<F1>                              214,200
                                                                  -----------
               MEDIA: 11.4%
     165,000   ACT Teleconferencing, Inc.*<F1>                          9,900
     520,500   Insignia Systems, Inc.*<F1>                          1,197,150
      27,500   WPT Enterprises, Inc.*<F1>                             165,550
                                                                  -----------
                                                                    1,372,600
                                                                  -----------
               METALS & MINING: 1.5%
      70,000   El Capitan Precious Metals, Inc.*<F1>                  184,100
                                                                  -----------
               RETAIL: 6.0%
      40,000   Appliance Recycling Centers
                 of America, Inc.*<F1>                                144,000
      15,000   Gander Mountain Co.                                     86,700
      30,000   Granite City Food & Brewery Ltd.*<F1>                  120,600
      25,000   Restoration Hardware, Inc.                             179,500
      10,000   Rush Enterprises, Inc. - Class A*<F1>                  181,700
                                                                  -----------
                                                                      712,500
                                                                  -----------
               SOFTWARE & SERVICES: 4.2%
      22,500   Applix, Inc.*<F1>                                      166,050
       9,000   Ebix, Inc.*<F1>                                        153,000
      27,500   Edgewater Technology, Inc.*<F1>                        190,850
                                                                  -----------
                                                                      509,900
                                                                  -----------
               TECHNOLOGY HARDWARE & EQUIPMENT: 4.7%
      30,000   Addvantage Technologies Group, Inc.*<F1>               149,100
      25,000   Globecomm Systems, Inc.*<F1>                           186,250
      35,000   Innovex, Inc.*<F1>                                     133,700
       7,500   Optelecom-NKF, Inc.*<F1>                                99,975
                                                                  -----------
                                                                      569,025
                                                                  -----------
               TOTAL COMMON STOCKS
                 (Cost $7,085,372)                                  8,613,390
                                                                  -----------

               SHORT TERM INVESTMENTS: 23.7%
               MONEY MARKET INVESTMENTS: 23.7%
     474,047   Aim Liquid Assets
                                                                      474,047
     473,449   AIM Short-Term Prime Institutional Class
                                                                      473,449
     474,558   Fidelity Institutional Government Portfolio
                                                                      474,558
     473,940   Fidelity Institutional Money Market Portfolio
                                                                      473,940
     474,205   SEI Daily Income Trust Government Fund - Class B
                                                                      474,205
     474,893   Short Term Treasury Investment - Institutional Class
                                                                      474,893
                                                                  -----------
               TOTAL SHORT-TERM INVESTMENTS                         2,845,092
                 (Cost $2,845,092)                                -----------

               TOTAL INVESTMENTS IN SECURITIES: 95.3%              11,458,482
                 (Cost $9,930,464)
               Other Assets in Excess of Other
                 liabilities: 4.7%                                    566,984
                                                                  -----------
               NET ASSETS: 100.0%                                 $12,025,466
                                                                  -----------
                                                                  -----------

*<F1>     Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*<F2>:

Cost of investments                     $9,930,464
                                        ----------
                                        ----------
Gross unrealized appreciation            2,272,580
Gross unrealized depreciation             (744,562)
                                        ----------
Net unrealized appreciation             $1,528,018

*<F2> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotkey
                              --------------------------------------------------
                              Robert M. Slotky, President

     Date  August 25, 2006
           ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3>/s/Robert M. Slotky
                                  ----------------------------------------
                                  Robert M. Slotky, President

     Date  August 25, 2006
           ---------------

     By (Signature and Title)*<F3>/s/ Eric W. Falkeis
                                  --------------------------
                                  Eric W. Falkeis, Treasurer

     Date  August 25, 2006
           ---------------

*<F3> Print the name and title of each signing officer under his or her signature.